Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020
Shares		Value
	COMMON STOCKS - 99.7%
	AEROSPACE & DEFENSE - 1.0%
1,046	Safran SA	$110,293

	APPAREL & TEXTILE PRODUCTS - 2.1%
129	Hermes International	120,062
236	LVMH Moet Hennessy Louis Vuitton SE	110,594
		230,656
	ASSET MANAGEMENT - 2.0%
1,715	Investor AB	102,964
120	Partners Group Holding AG	108,223
		211,187
	AUTOMOTIVE - 2.8%
7,950	BYD Co. Ltd.	157,978
89,155	Great Wall Motor Co. Ltd.	144,168
		302,146
	BANKING - 2.1%
1	Banco de Credito e Inversiones SA	31
86,333	King's Town Bank Co. Ltd.	116,958
1,265	Macquarie Group Ltd.	112,598
		229,587
	BEVERAGES - 3.0%
823	Carlsberg A/S	104,172
1,075	Royal Unibrew A/S	104,986
13,509	Tsingtao Brewery Co. Ltd.	111,576
		320,734
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.5%
683	Alteogen, Inc. *	95,284
287	Genmab A/S *	95,600
1,584	Novo Nordisk A/S	101,747
174	Samsung Biologics Co. Ltd. *	104,581
472	Seegene, Inc.	109,192
765	Shin Poong Pharmaceutical Co. Ltd. *	84,610
		591,014
	CHEMICALS - 7.7%
685	Air Liquide SA	100,139
1,107	Akzo Nobel NV	106,641
1,000	Chr Hansen Holding A/S	100,728
121	EMS-Chemie Holding AG	106,406
25	Givaudan SA	101,904
897	IMCD NV	103,923
688	Koninklijke DSM NV	110,155
1,716	Novozymes A/S	103,125
		833,021
	CONSTRUCTION MATERIALS - 1.0%
460	Sika AG	113,275

	CONTAINERS & PACKAGING - 3.0%
14,596	Brambles Ltd.	98,298
99,053	Cheng Loong Corp.	117,568
Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2020
Shares		Value
	CONTAINERS & PACKAGING (continued) - 3.0%
2,300	Huhtamaki OYJ	$112,310
		328,176
	ELECTRIC & GAS MARKETING & TRADING - 1.2%
805	Orsted A/S	127,776

	ELECTRIC UTILITIES - 0.9%
5,431	Fortum OYJ	102,170

	ELECTRICAL EQUIPMENT - 6.1%
1,504	Hexagon AB	109,896
1,268	Kone OYJ	100,940
1,414	Legrand SA	104,558
4,387	Nibe Industrier AB	105,767
915	Schindler Holding AG	111,060
3,620	Voltronic Power Technology Corp.	124,042
		656,263
	ENGINEERING & CONSTRUCTION - 0.9%
1,971	Sweco AB	99,290

	FOOD - 2.0%
78,602	Lien Hwa Industrial Holdings Corp.	109,782
917	Nestle SA	103,151
		212,933
	FORESTRY, PAPER & WOOD PRODUCTS - 2.9%
6,843	Stora Enso OYJ	99,838
8,113	Svenska Cellulosa AB SCA	110,058
3,566	UPM-Kymmene OYJ	100,773
		310,669
	GAS & WATER UTILITIES - 1.0%
14,666	APA Group	108,039

	HEALTHCARE FACILITIES & SERVICES - 1.9%
176	Lonza Group AG	106,612
2,259	Ramsay Health Care Ltd.	98,911
		205,523
	HOME CONSTRUCTION - 1.0%
191	Geberit AG	108,780

	HOME & OFFICE PRODUCTS - 1.0%
340	L'Oreal SA	109,983

	INDUSTRIAL SUPPORT SERVICES - 0.9%
8,895	AddTech AB	98,432

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
1,846	ASX Ltd.	103,229
46,853	China International Capital Corp. Ltd.	108,993
935	Euronext NV	97,532
		309,754
Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2020
Shares		Value
	INSURANCE - 1.9%
2,781	Sampo Oyj	$104,958
3,565	TRYG A/S	98,894
		203,852
	INTERNET MEDIA & SERVICES - 3.2%
360	Kakao Corp.	104,697
446	NAVER Corp.	113,986
1,642	Tencent Holdings Ltd.	125,137
		343,820
	LEISURE FACILITIES & SERVICES - 1.2%
1,706	Evolution Gaming Group AB	126,688

	MACHINERY - 5.6%
2,341	Atlas Copco AB	103,333
13,707	Doosan Infracore Co. Ltd. *	100,504
2,042	Indutrade AB *	103,555
14,855	Metso Outotec Oyj *	104,602
4,091	Valmet Oyj	97,595
112,124	Zoomlion Heavy Industry Science and Technology Co. Ltd.	98,752
		608,341
	MEDICAL EQUIPMENT & DEVICES - 3.2%
1,464	GN Store Nord A/S	105,297
2,422	Koninklijke Philips NV	112,498
325	Sartorius Stedim Biotech	123,264
		341,059
	METALS & MINING - 4.0%
25,816	Evolution Mining Ltd.	100,436
9,565	Fortescue Metals Group Ltd.	116,675
141,660	Yanzhou Coal Mining Co. Ltd.	102,845
155,487	Zijin Mining Group Co. Ltd.	112,482
		432,438
	REAL ESTATE INVESTMENT TRUST - 1.0%
8,424	Goodman Group.	108,850

	REAL ESTATE OWNERS & DEVELOPERS - 1.0%
2,241	Fastighets AB Balder *	105,590

	RETAIL - CONSUMER STAPLES - 1.9%
4,277	Kesko Oyj	109,904
3,609	Koninklijke Ahold Delhaize NV	99,171
		209,075
	RETAIL - DISCRETIONARY - 1.0%
3,420	Wesfarmers Ltd.	110,382

	SEMICONDUCTORS - 4.0%
304	ASML Holding NV	110,484
2,550	BE Semiconductor Industries NV	103,042
8,528	Realtek Semiconductor Corp.	105,991
7,231	Taiwan Semiconductor Manufacturing Co. Ltd.	109,210
		428,727
Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2020
Shares		Value
	SOFTWARE - 2.6%
587	Dassault Systemes SE	$100,206
1,916	Neste OYJ	99,719
770	Temenos AG	82,700
		282,625
	TECHNOLOGY HARDWARE - 7.1%
10,982	Advantech Co. Ltd.	110,958
1,501	Logitech International SA	126,427
23,406	Micro-Star International Co. Ltd.	94,103
2,489	Samsung Electronics Co. Ltd.	109,896
284	Samsung SDI Co. Ltd.	110,627
17,409	Sinbon Electronics Co. Ltd.	117,162
40,824	Unimicron Technology Corp.	97,338
		766,511
	TECHNOLOGY SERVICES - 2.9%
59	Adyen NV *	99,481
369	Teleperformance	110,767
1,300	Wolters Kluwer NV	105,365
		315,613
	TRANSPORTATION & LOGISTICS - 5.7%
237,162	COSCO Shipping Holdings Co. Ltd. *	151,383
693	DSV PANALPINA A/S	112,221
17,877	HMM Co. Ltd. *	141,321
562	Kuehne + Nagel International AG	112,271
11,032	Transurban Group	104,278
		621,474
	TRANSPORTATION EQUIPMENT - 0.9%
52,703	Weichai Power Co., Ltd.	99,495

	TOTAL COMMON STOCKS (Cost $9,780,912)	10,824,241

	TOTAL INVESTMENTS - 100.1% (Cost $9,780,912)	$10,824,241
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(5,573)
	NET ASSETS - 100.0%	$10,818,668

* Non-Income producing security
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
A/S - Anonim Sirketi
NV - Naamloze Vennootschap
OYJ - Julkinen osakeyhtiö
PJSC - Private Joint Stock Company
SA - Société Anonyme
SCA - Société en Commandite par Actions
SE - Societas Europaea

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$10,824,241	$-	$-	$10,824,241
Total	$10,824,241	$-	$-	$10,824,241

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
$9,805,792	$1,293,461	$(275,012)	$1,018,449

* Excludes Foreign Currency Unrealized